Share-Based Payments (Details 2) - $ / shares	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Restricted Shares and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	545,742
Granted Restricted Shares and Deferred Stock Units and Performance Units	180,997	97,922	109,091
Converted Restricted Shares and Deferred Stock Units and Performance Units	121,936
Vested Restricted Shares and Deferred Stock Units and Performance Units	(243,561)
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(31,709)
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	573,405	545,742
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 99.65
Granted Weighted Average Grant Date Fair Value (in dollars per share)	133.92	$ 113.57	$ 104.82
Converted Weighted Average Grant Date Fair Value (in dollars per share)	132.46
Vested Weighted Average Grant Date Fair Value (in dollars per share)	100.81
Forfeited Weighted Average Grant Date Fair Value (in dollars per share)	118.97
Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 115.88	$ 99.65
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	121,936
Granted Restricted Shares and Deferred Stock Units and Performance Units	73,701	121,936	75,848
Converted Restricted Shares and Deferred Stock Units and Performance Units	(121,936)
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	73,701	121,936
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 132.46
Granted Weighted Average Grant Date Fair Value (in dollars per share)	126.80
Converted Weighted Average Grant Date Fair Value (in dollars per share)	132.46
Vested Weighted Average Grant Date Fair Value (in dollars per share)	0.00
Forfeited Weighted Average Grant Date Fair Value (in dollars per share)	0.00
Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 126.80	$ 132.46